BUSINESS COMBINATIONS (Schedule of acquisition of the CGM assets of Waveform Technologies, Inc) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jan. 30, 2024	Dec. 31, 2023
Satisfied by:
Deferred contingent consideration	$ 5,384				$ 0
Waveform Technologies Inc. [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				$ 1,363
Intangible assets - arising on acquisition				9,360
Financial assets				9
Inventory				0
Trade and other receivables				135
Trade and other payables				(50)
Deferred tax liabilities	1,200			0
Net assets acquired				10,817
Goodwill				12,403
Total consideration				23,220
Satisfied by:
Cash consideration				12,500
Non-cash consideration				3,960
Deferred contingent consideration				6,760
Total consideration				23,220
Net cash outflow – arising on acquisition
Cash consideration				12,500
Net cash outflow				12,500
Waveform Technologies Inc. [Member] | Provisional Value [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				1,569
Intangible assets - arising on acquisition				9,360
Financial assets				9
Inventory				1,296
Trade and other receivables				135
Trade and other payables				(50)
Deferred tax liabilities				(1,170)
Net assets acquired				11,149
Goodwill				12,071
Total consideration				23,220
Satisfied by:
Cash consideration				12,500
Non-cash consideration				3,960
Deferred contingent consideration				6,760
Total consideration				23,220
Net cash outflow – arising on acquisition
Cash consideration				12,500
Net cash outflow				12,500
Waveform Technologies Inc. [Member] | Measurement Period Adjustment [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				(206)
Intangible assets - arising on acquisition				0
Financial assets				0
Inventory				(1,296)
Trade and other receivables				0
Trade and other payables				0
Deferred tax liabilities				1,170
Net assets acquired				(332)
Goodwill				332
Total consideration				0
Satisfied by:
Cash consideration				0
Non-cash consideration				0
Deferred contingent consideration				0
Total consideration				0
Net cash outflow – arising on acquisition
Cash consideration				0
Net cash outflow				$ 0
Metabolomics Diagnostics Limited [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 10
Intangible assets - arising on acquisition			1,200
Inventory			144
Trade and other receivables			181
Trade and other payables			(494)
Deferred tax liabilities			(150)
Cash acquired			9
Net assets acquired			900
Goodwill			6
Total consideration			906
Satisfied by:
Cash consideration			412
Non-cash consideration			494
Total consideration			906
Net cash outflow – arising on acquisition
Cash consideration			412
Less: Cash and cash equivalents			(8)
Net cash outflow			404
Epi Capture Limited [Member]
Disclosure of detailed information about business combination [line items]
Intangible assets - arising on acquisition		$ 2,668
Trade and other payables		(406)
Deferred tax liabilities		(333)
Net assets acquired		1,929
Goodwill		1,420
Total consideration		3,349	900
Satisfied by:
Cash consideration		3,000
Non-cash consideration		2,965
Deferred contingent consideration	$ 400	384
Total consideration		3,349	$ 900
Net cash outflow – arising on acquisition
Cash consideration		3,000
Net cash outflow		$ 0